UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   January 19, 2023 to February 17, 2023

Commission File Number of issuing entity:  333-206677-25

Central Index Key Number of issuing entity:  0001741690

Wells Fargo Commercial Mortgage Trust 2018-C45
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-206677

Central Index Key Number of depositor:  0000850779

Wells Fargo Commercial Mortgage Securities, Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000740906

Wells Fargo Bank, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000312070

Barclays Bank PLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001592182

LMF Commercial, LLC (formerly known as Rialto Mortgage Finance, LLC)
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541214

C-III Commercial Mortgage LLC
(Exact name of sponsor as specified in its charter)

Anthony Sfarra (212) 214-5600
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4083243
38-4083244
38-7206191
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A., as agent for
Wells Fargo Bank, National Association
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-SB			X
A-3			X
A-4			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On February 17, 2023 a distribution was made to holders of the certificates issued by Wells Fargo Commercial Mortgage Trust 2018-C45.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the Wells Fargo Commercial Mortgage Trust 2018-C45 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on February 17, 2023

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
1	0.61%	2	$263.42

The following table sets forth, for the monthly distribution period from January 19, 2023 to February 17, 2023, the information required by Rule 15Ga-1 under the Securities Exchange Act of 1934:

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected			Notes
			#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Wells Fargo Commercial Mortgage Trust 2018-C45 Commercial Mortgage Pass- Through Certificates, Series 2018-C45 (CIK # 0001741690)	X	C-III Commercial Mortgage LLC	17	100,732,798	15.29%	1	6,803,612.84	1.09%	0	0.00	0.00	1	6,803,612.84	1.09%	1	6,803,612.84	1.09%	0	0.00	0.00	0	0.00	0.00

 Rule 15Ga-1 Table Explanatory Notes

1.    The repurchase activity reported herein is described in terms of a particular loan's status as of the end of the reporting period. (For columns j-x)

2.    In the event a demand was received in prior reporting periods, such activity is being reported as assets pending repurchase or replacement within the cure period (columns m/n/o) or as demand in dispute (columns p/q/r), as applicable, until the earlier of the reporting of (i) the repurchase or replacement of such asset (columns j/k/l), (ii) the withdrawal of such demand (columns s/t/u), or (iii) the rejection of such demand (columns v/w/x), as applicable.

3.    Where an underlying asset has paid off or otherwise been liquidated by or on behalf of the issuing entity (other than via a repurchase by the obligated party) during or prior to this reporting period, the corresponding principal balance utilized in calculating columns (g) through (x) shall be zero.

4.    "Originator" generally refers to the party identified in securities offering materials at the time of issuance for purposes of meeting applicable SEC disclosure requirements. (For columns c-f)

5.     Includes demands received during the reporting period or which were the subject of demands previously reported by the securitizer (for columns g-i), where such repurchase activity is also subject to reporting in columns j-x, as applicable, pending resolution of such demand.

6.     Includes assets for which a reimbursement payment is in process and where the asset has been otherwise liquidated by or on behalf of the issuing entity at the time of initiation of such reimbursement process. (For columns j-l)

7.     Includes assets which are subject to a demand and within the cure period, but where no decision has yet been made to accept or contest the demand. (For columns m-o)

8.     Includes assets pending repurchase or replacement outside of the cure period. (For columns p-r)

9.     Includes assets for which a reimbursement payment is in process, and where the asset has not been repurchased or replaced. Also includes assets for which the requesting party rescinds or retracts the demand in writing. (For columns s-u)

10.   Includes assets for which a party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting such demand and rejecting the repurchase demand(s) and the party demanding repurchase or replacement of such asset has not responded to the most recent such rejection as of the end of the reporting period. (For columns v-x)

 The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Securities Exchange Act of 1934 (a "Rule 15Ga-1 Form ABS-15G") on February 9, 2023. The CIK number for the Depositor is 0000850779.

Wells Fargo Bank, National Association ("Wells Fargo"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 9, 2023. The Central Index Key number for Wells Fargo is 0000740906.

Barclays Bank PLC  ("Barclays"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 6, 2023. The Central Index Key number for Barclays is 0000312070.

LMF Commercial, LLC (formerly known as Rialto Mortgage Finance, LLC) ("LMF"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 14, 2023. The Central Index Key number for LMF is 0001592182.

C-III Commercial Mortgage LLC ("C-III"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 14, 2023. The Central Index Key number for C-III is 0001541214.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on March 2, 2023 under Commission File No. 333-206677-25 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on March 2, 2023 under Commission File No. 333-206677-25 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 2. Legal Proceedings.

Disclosure from C-III Commercial Mortgage LLC, as loan seller, and CWCapital Asset Management LLC, as special servicer:

On December 20, 2021, 5800 N. Course, LLC (“Borrower”) filed a lawsuit against C-III Commercial Mortgage LLC (“C-III Commercial Mortgage”), C-III Mortgage Funding LLC (“C-III Mortgage Funding” and, together with C-III Commercial Mortgage, collectively, “C-III”) and Wilmington Trust National Association (collectively, “Defendants”) in Harris County, Texas (the “Lawsuit”). The Lawsuit arises from a $7,500,000 loan and Cash Management Agreement between C-III and Borrower (the “Loan”) for the purchase of a commercial property located at 5800 North Course in Houston, Texas (the “Property”). C-III and Borrower executed the loan documents on April 30, 2018. The Loan initially had a term of two years and, pursuant to the Cash Management Agreement, C-III was entitled to retain Borrower’s excess cash flow produced by the Property for the entire two-year life of the Loan as security for repayment.

Shortly thereafter, Borrower and C-III agreed to convert the Loan to a ten-year term with a fixed interest rate. Borrower agreed that C-III would be entitled to sweep excess cash flow from the Property for the two-year period ending in June 2020 (and retain such swept cash flow for the ten-year life of the loan as additional collateral). On June 11, 2018, Borrower and C-III Mortgage Funding executed amended loan documents to reflect the new loan terms, including a First Amendment to Cash Management Agreement (the “Amended CMA”).

However, instead of reflecting the two-year excess cash flow sweep mutually agreed upon by Borrower and C-III, the Amended CMA inadvertently states that Borrower is entitled to immediately receive the excess cash flow from the Property beginning June 11, 2018 -- not June 11, 2020 as intended by the parties. Neither Borrower nor C-III Mortgage Funding initially recognized this scrivener’s error in the Amended CMA, and C-III Mortgage (and its successor-in-interest, Wells Fargo Commercial Mortgage Securities, Inc. (“Wells Fargo”)) proceeded to sweep the Property’s excess cash flow for the next two years. Wells Fargo purchased the Loan from C-III on June 28, 2018, pursuant to a Mortgage Loan Purchase Agreement dated June 28, 2018 between C-III Commercial Mortgage and Wells Fargo (the “MLPA”). In September 2020, Borrower demanded payment of the excess cash flow and the demand was rejected by Wells Fargo Bank.

In the Lawsuit, Borrower alleges that C-III and Wilmington Trust, N.A. (the “Trustee”) breached the Amended CMA by failing to pay Borrower the excess cash flow beginning on June 11, 2018. Borrower sued C-III for fraud and breach of contract, and sued the Trustee for breach of contract (and related theories) and breach of fiduciary duty. Borrower also seeks a declaratory judgment against all Defendants. C-III and the Trustee separately answered the Lawsuit and denied Borrower’s claims and alleged multiple affirmative defenses, including the defense of mutual mistake. C-III has also asked the court to reform the document to correctly state the parties’ intended terms relating to the excess cash flow. The Trustee has asserted a claim for indemnity against C-III. The amount in controversy is $1,481,536.38. The parties have exchanged written discovery and have agreed to mediate the Lawsuit on March 7, 2023. The Lawsuit is currently scheduled for a bench trial on August 21, 2023.

Certain of the claims in the Lawsuit have given rise to claims against C-III Commercial Mortgage for breaches of representations and warranties under the MLPA.

From time to time, CWCapital Asset Management LLC, a Delaware limited liability company (“CWCAM”), is a party to lawsuits and other legal proceedings as part of its duties as a special servicer (e.g., enforcement of loan obligations) and/or arising in the ordinary course of business. Other than as set forth in the following paragraphs, there are currently no legal proceedings pending, and no legal proceedings known to be contemplated by governmental authorities, against CWCAM or of which any of its property is the subject, that are material to the certificateholders.

On December 17, 2015, U.S. Bank National Association, the trustee under five pooling and servicing agreements for (i) Wachovia Bank Commercial Mortgage Trust 2007-C30, (ii) COBALT CMBS Commercial Trust 2007-C2, (iii) Wachovia Bank Commercial Mortgage Trust 2007-C31, (iv) ML-CFC Commercial Mortgage Trust 2007-5 and (v) ML-CFC Commercial Mortgage Trust 2007-6 commenced a proceeding with the Second Judicial District Court of Ramsey County, Minnesota (the “State Court”) for a declaratory judgment as to the proper allocation of certain proceeds (“Disputed Proceeds”) received by CWCAM in connection with the sale of the Peter Cooper Village and Stuyvesant Town property in New York, New York securing loans held by those trusts.  CWCAM was the special servicer of such property.  The petition requests the State Court to instruct the trustee, the trust beneficiaries, and any other interested parties as to the amount of the Disputed Proceeds, if any, that constitute penalty interest and/or the amount of the Disputed Proceeds, if any, that constitute gain-on-sale proceeds, with respect to each trust.  On February 24, 2016, CWCAM made a limited appearance with the State Court to file a motion to dismiss this proceeding based on lack of jurisdiction, mootness, standing and forum non conveniens.  On July 19, 2016, the State Court denied CWCAM’s motion to dismiss.  On July 22, 2016, the action was removed to federal court in Minnesota (“Federal Court”).  On October 21, 2016, the Federal Court held a hearing on the motion to transfer the action to the United States District Court for the Southern District of New York (“SDNY Court”), a motion to remand to state court and a motion to hear CWCAM’s request for reconsideration of the motion to dismiss.  On March 14, 2017, the Federal Court reserved the determination on the motion to hear CWCAM’s request for reconsideration of the motion to dismiss, denied the motion to remand the matter to state court and granted the motion to transfer the proceeding to the SDNY Court.  Cross motions for judgment on the pleadings were filed but the SDNY Court was unable to decide the case based on the pleadings and the SDNY Court ordered discovery.  All fact discovery was completed in December, 2018 and expert discovery was completed on March 15, 2019.  The parties submitted cross motions for summary judgment, and on March 19, 2020, the SDNY Court entered an opinion and order in which it granted summary judgment in CWCAM’s favor and held that CWCAM was entitled to the entire amount of penalty interest and that CWCAM’s determination of Yield Maintenance was correct.  In the 127-page opinion, the SDNY Court found for CWCAM on every issue presented by the trustee’s petition, namely, that the funds in dispute constitute penalty interest and yield maintenance, not gain-on-sale proceeds, and that the amount of penalty interest and yield maintenance was correctly calculated. An appeal of the SDNY Court’s decision was taken on April 29, 2020.  Oral argument on the appeal occurred on June 21, 2021.  On July 14, 2022, the Second Circuit entered a decision affirming in part and reversing in part the SDNY Court’s decision and remanding to the SDNY Court for further proceedings.  The Second Circuit affirmed the SDNY’s Court holding that Penalty Interest and Yield Maintenance are paid before Gain-On-Sale Proceeds.  The Second Circuit reversed and remanded for further proceedings that portion of the SDNY Court’s decision related to approximately $67.2 million in interest on advances.   On January 13, 2023, the parties entered into a settlement agreement, in which (among other things) they agreed to stipulate that the amount of interest on advances that accrued on or before June 3, 2014 is $27.5 million, and that CWCAM would pay that amount into escrow for distribution to certificateholders upon the entry of an order by the Court approving the settlement.  U.S. Bank National Association, as Trustee for the trusts, provided notice of the settlement to all parties in interest via a notice program approved by the Court.  A hearing on the settlement is scheduled for March 16, 2023.

On December 1, 2017, a complaint against CWCAM and others was filed in the United States District Court for the Southern District of New York styled as CWCapital Cobalt Vr Ltd. v. CWCapital Investments LLC, et al., No. 17-cv-9463 (the “Original Complaint”). The gravamen of the Original  Complaint alleged breaches of a contract and fiduciary duties by CWCAM’s affiliate, CWCapital Investments LLC in its capacity as collateral manager for the collateralized debt obligation transaction involving CWCapital Cobalt Vr, Ltd. In total, there are 14 counts pled in the Original Complaint. Of those 14, 5 claims were asserted against CWCAM for aiding and abetting breach of fiduciary duty, conversion and unjust enrichment. On May 23, 2018, the Original Complaint was dismissed for lack of subject matter jurisdiction.   On June 28, 2018, CWCapital Cobalt Vr Ltd. filed a substantially similar complaint in the Supreme Court of the State of New York, County of New York styled as CWCapital Cobalt Vr Ltd. v. CWCapital Investments LLC, et al., Index No. 653277/2018 (the “New Complaint”).  The gravamen of the New Complaint is the same as the previous complaint filed in the United State District Court for the Southern District of New York.  In total there are 16 counts pled in the New Complaint. Of those 16 counts, 5 claims were asserted against CWCAM for aiding and abetting breach of fiduciary duty, conversion and unjust enrichment, 1 count seeks a declaratory judgement that the plaintiff has the right to enforce the contracts in question and 1 count seeks an injunction requiring the defendants to recognize the plaintiff as the directing holder for the trusts in question. On January 11, 2019, the plaintiff dismissed with prejudice the declaratory judgment and injunction counts.  The New Complaint and related summons was not served on the defendants until July 13, 2018 and July 16, 2018.  The plaintiff’s motion for a preliminary injunction was denied by the court on July 31, 2018.  On August 3, 2018, the defendants, including CWCAM, filed a motion to dismiss the New Complaint in its entirety. On August 20, 2019, the court entered an order granting defendants’ motion almost in its entirety, dismissing 11 of the 16 counts and partially dismissing 2 additional counts.  Of the remaining counts, 2 are asserted against CWCAM for aiding and abetting breach of fiduciary duty and unjust enrichment.  On September 19, 2019, CWCapital Cobalt Vr Ltd. filed a notice of appeal relating to the August 20, 2019 dismissal order and on September 26, 2019, filed an amended complaint against CWCI and CWCAM attempting to address deficiencies relating to certain of the claims dismissed by the August 20, 2019 order.  CWCI and CWCAM filed its Motion to Dismiss the amended complaint on October 28, 2019.  The court heard argument on the Motion to Dismiss the amended complaint on January 22, 2020 and on October 23, 2020, the court granted the motion dismissing the amended claims.  On November 30, 2020, CWCapital Cobalt Vr Ltd filed a notice of appeal relating to the October 23, 2020 dismissal order.  On April 27, 2021, the First Department affirmed the dismissal as to claims against CWCAM that were part of the August 20, 2019 dismissal, but reversed the dismissal of two counts for breach of the Collateral Management Agreement against CWCI.  CWCI sought leave to file an appeal of the decision. The plaintiff also sought leave to appeal the dismissal of the claims against CWCAM.  Both requests for leave were denied by the First Department.  On May 15, 2020, CWCI and CWCAM filed a motion to renew its motion to dismiss as to 4 of the remaining counts (including the remaining two counts against CWCAM for aiding and abetting breach of fiduciary duty and unjust enrichment), based on a decision entered by Judge Failla in a trust instruction proceeding  in the US District Court for the Southern District of New York awarding summary judgment in favor of CWCAM.  On September 7, 2021, the court denied the motion to renew.  CWCI and CWCAM filed a notice of appeal, which they perfected by the filing of their opening brief on July 1, 2022.  On November 15, 2022, the First Department affirmed the court’s denial of the motion to renew.  On October 1, 2021, CWCI and CWCAM moved to reargue the denial of the motion to renew (or alternatively, the motion to dismiss) with respect to certain of Cobalt’s claims, including the remaining 2 claims against CWCAM, based on the First Department’s April 27, 2021 decision.  On March 24, 2022, the court denied the relief sought in the motion to reargue.  CWCI and CWCAM have appealed the court’s decision on the motion to reargue and filed their opening brief on July 11, 2022.  The appeal was dismissed as being non-appealable on August 30, 2022.  CWCAM believes that it has performed its obligations under the related pooling and servicing agreements in good faith and the remaining allegations in the New Complaint are without merit.

Item 7. Change in Sponsor Interest in the Securities.

None

Item 9. Other Information.

Wells Fargo Bank, N.A., in its capacity as Master Servicer for Wells Fargo Commercial Mortgage Trust 2018-C45, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	01/18/2023	$0.00
Current Distribution Date	02/17/2023	$0.00

*REO Account
Prior Distribution Date	01/18/2023	$0.00
Current Distribution Date	02/17/2023	$0.00
*As provided by Special Servicer

Computershare Trust Company, N.A., as agent for Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for Wells Fargo Commercial Mortgage Trust 2018-C45, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	01/18/2023	$87,475.85
Current Distribution Date	02/17/2023	$169,434.55

Interest Reserve Account
Prior Distribution Date	01/18/2023	$82,015.06
Current Distribution Date	02/17/2023	$163,977.46

Gain-on-Sale Reserve Account
Prior Distribution Date	01/18/2023	$0.00
Current Distribution Date	02/17/2023	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by Wells Fargo Commercial Mortgage Trust 2018-C45, relating to the February 17, 2023 distribution.

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on March 2, 2023 under Commission File No. 333-206677-25 and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on March 2, 2023 under Commission File No. 333-206677-25 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Wells Fargo Commercial Mortgage Securities, Inc.
(Depositor)

/s/ Anthony Sfarra
Anthony Sfarra, President

Date: March 1, 2023